INVESTMENTS (Details 10) (USD $)	12 Months Ended
Dec. 31, 2012
Investments in Alternative Investment Funds
Alternative investment funds, fair value	$ 2,381,000,000
Alternative investment funds, unfunded commitments	399,000,000
Alternative investment funds, estimated sales price	400,000,000
Hedge funds
Investments in Alternative Investment Funds
Alternative investment funds, fair value	1,316,000,000
Alternative investment funds, redemption frequency (if currently eligible)	Generally quarterly
Hedge funds | Maximum
Investments in Alternative Investment Funds
Alternative investment funds, redemption notice period	P95D
Hedge funds | Minimum
Investments in Alternative Investment Funds
Alternative investment funds, redemption notice period	P10D
Private equity funds
Investments in Alternative Investment Funds
Alternative investment funds, fair value	837,000,000
Alternative investment funds, unfunded commitments	342,000,000
Alternative investment funds, carried at cost	6,000,000
Real estate funds
Investments in Alternative Investment Funds
Alternative investment funds, fair value	228,000,000
Alternative investment funds, unfunded commitments	$ 57,000,000